Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Fair Value of Financial Instruments
Fair Value of Financial Instruments

4. Fair Value of Financial Instruments

In valuing assets and liabilities, the Company is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company calculated the fair value of its Level 1 and 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable instruments. These calculations take into consideration the credit risk of both the Company and its counterparties. The Company has not changed its valuation techniques in measuring the fair value of any financial assets or liabilities during the period.

The fair value of the contingent consideration obligations are based on a probability-weighted approach derived from the estimates of earn-out criteria and the probability assessment with respect to the likelihood of achieving those criteria. The measurement is based on significant inputs that are not observable in the market, therefore, the Company classifies this liability as Level 3 in the following table.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis at March 31, 2022 and June 30, 2021 according to the valuation techniques the Company used to estimate their fair values:

	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2022	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$4,068,000	$4,068,000	$-	$-
Investment securities	7,768,600	6,796,500	972,100	-

Total	$11,836,600	$10,864,500	$972,100	$-

Liabilities:
Contingent consideration	$117,500	$-	$-	$117,500

	Fair Value at	Fair Value Measurements Using Inputs Considered as
	June 30, 2021	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$9,675,200	$9,675,200	$-	$-
Investment securities	3,744,600	2,920,600	824,000	-

Total	$13,419,800	$12,595,800	$824,000	$-

Liabilities:
Contingent consideration	$160,000	$-	$-	$160,000

Investments in marketable securities by security type at March 31, 2022 and June 30, 2021 consisted of the following:

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At March 31, 2022:
Equity securities	$118,900	$176,900	$58,000
Mutual funds	6,708,300	6,619,600	(88,700)
Debt securities	977,200	972,100	(5,100)
	$7,804,400	7,768,600	(35,800)

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2021:
Equity securities	$102,200	$154,100	$51,900
Mutual funds	2,752,400	2,766,500	14,100
Debt securities	832,700	824,000	(8,700)
	$3,687,300	$3,744,600	$57,300

3. Fair Value of Financial Instruments

The FASB defines the fair value of financial instruments as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements do not include transaction costs.

The accounting guidance also expands the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are described below:

Level 1 Inputs that are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3 Prices or valuation that require inputs that are both significant to the fair value measurement and unobservable.

In valuing assets and liabilities, the Company is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company calculated the fair value of its Level 1 and 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable instruments. These calculations take into consideration the credit risk of both the Company and its counterparties. The Company has not changed its valuation techniques in measuring the fair value of any financial assets and liabilities during the period.

The fair value of the contingent consideration obligations is based on a probability weighted approach derived from the estimates of earn-out criteria and the probability assessment with respect to the likelihood of achieving those criteria. The measurement is based on significant inputs that are not observable in the market, therefore, the Company classifies this liability as Level 3 in the following table.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets that were accounted for at fair value on a recurring basis at June 30, 2021 and 2020 according to the valuation techniques the Company used to determine their fair values:

	Fair Value at June 30,	Fair Value Measurements Using Inputs Considered as
	2021	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$9,675,200	$9,675,200	$-	$-
Investment securities	3,744,600	2,920,600	824,000	-

Total	$13,419,800	$12,595,800	$824,000	$-

Liabilities:
Contingent consideration	$160,000	$-		$ 160,000

		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$7,559,700	$7,559,700	$-	$-
Investment securities	331,800	331,800	-	-

Total	$7,891,500	$7,891,500	$-	$-

Liabilities:
Contingent consideration	$358,000	$-		$ 358,000

The following table sets forth an analysis of changes during the years ended June 30, 2021 and 2020, respectively, in Level 3 financial liabilities of the Company:

	2021	2020

Beginning balance	$358,000	$618,000
Increase (decrease) in contingent consideration liability	(30,000)	112,600
Payments	(168,000)	(372,600)

Ending balance	$160,000	$358,000

The Company’s contingent obligations require cash payments to the sellers of certain acquired operations based on royalty payments received or operating results achieved. These contingent considerations are classified as liabilities and the liabilities are remeasured to an estimated fair value at each reporting date. During the years ended June 30, 2021 and 2020, the Company recorded an increase (decrease) in the estimated fair value of contingent liabilities of approximately ($30,000) and $112,600, respectively related to its Bioprocessing Systems Operations segment.

Investments in marketable securities by security type at June 30, 2021 and 2020 consisted of the following:

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2021:

Equity securities	$102,200	$154,100	$51,900
Mutual funds	2,752,400	2,766,500	14,100
Debt securities	832,700	824,000	(8,700)

	$3,687,300	$3,744,600	$57,300

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2020:

Equity securities	$77,600	$101,900	$24,300
Mutual funds	250,300	229,900	(20,400)

	$327,900	$331,800	$3,900